SIGNIFICANT CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
SIGNIFICANT CUSTOMERS

NOTE 18 – SIGNIFICANT CUSTOMERS

The Company markets its doré to credit worthy bullion trading houses, market makers and members of the London Bullion Market Association, industrial companies and sound financial institutions. The refined metals are sold to end users for use in electronic circuitry, jewelry, silverware, pharmaceutical products, and the technology industry. The Company currently has nine trading counterparties (International Commodities, Mitsui, Mitsubishi, Standard Bank, TD Securities, Valcambi, Johnson Matthey, Toronto Dominion Bank, and Auramet) and the sales of metals to these companies amounted to approximately 74% and 92% of total metal sales for the six months ended June 30, 2013 and 2012, respectively. Generally, the loss of a single bullion trading counterparty would not adversely affect the Company due to the liquidity of the markets and the availability of alternative trading counterparties.

Sales of silver and gold concentrates to third parties (Nyrstar, Aurubis, Sumitomo, Trafigura, Johnson Matthey, and China National Gold) amounted to approximately 26% and 8% of total metal sales for the six months ended June 30, 2013, and 2012, respectively. The loss of any one smelting and refining client may have a material adverse effect if alternate smelters and refiners are not available. The Company believes there is sufficient global capacity available to address the loss of any one smelter.

The following table indicates customers that represent 10% or more of total sales of metal for the three months ended June 30, 2013 and 2012 (in millions):

Customer	Three months ended June 30,	Three months ended June 30,	Segments reporting sales of metal
	2013	2012
Valcambi	$27.2	$148.3	Palmarejo, San Bartolomé
Auramet	44.1	19.9	San Bartolomé, Kensington
Toronto Dominian Bank	34.5	18.3	Palmarejo, Rochester
International Commodities	25.7	7.0	Palmarejo, San Bartolomé, Rochester

The following table indicates customers that represent 10% or more of total sales of metal for the six months ended June 30, 2013 and 2012 (in millions):

Customer	Six months ended June 30,	Six months ended June 30,	Segments reporting sales of metal
	2013	2012
Valcambi	$39.4	$256.2	Palmarejo, San Bartolomé
Auramet	68.9	33.5	San Bartolomé, Kensington
Johnson Mathey	44.8	0.9	San Bartolomé, Rochester
International Commodities	40.4	23.8	Palmarejo, San Bartolomé, Rochester

NOTE 21 – SIGNIFICANT CUSTOMERS

The Company markets its doré to credit worthy bullion trading houses, market makers and members of the London Bullion Market Association, industrial companies and sound financial institutions. The refined metals are sold to end users for use in electronic circuitry, jewelry, silverware, pharmaceutical products, and the technology industry. The Company currently has seven trading counterparties (International Commodities, Mitsui, Mitsubishi, Standard Bank, TD Securities, Valcambi, and Auramet) and the sales of metals to these companies amounted to approximately 91%, 82%, and 83% of total metal sales for the years ended December 31, 2012, 2011, and 2010, respectively. Generally, the loss of a single bullion trading counterparty would not adversely affect the Company due to the liquidity of the markets and the availability of alternative trading counterparties.

Sales of silver and gold concentrates to third parties (Nyrstar, Aurubis, Sumitomo, Trafigura, Auramet, Sumitomo, and China National Gold) amounted to approximately 9%, 18%, and 17% of total metal sales for the years ended December 31, 2012, 2011, and 2010, respectively. The loss of any one smelting and refining client may have a material adverse effect if alternate smelters and refiners are not available. The Company believes there is sufficient global capacity available to address the loss of any one smelter.

The following table indicates customers that represent 10% or more of total sales of metal for the years December 31, 2012, 2011, and 2010 (in millions):

Customer	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010	Segments reporting revenue
Valcambi	$414.4	$385.5	$174.1	Palmarejo, San Bartolomé
Auramet	94.6	50.8	79.0	Palmarejo
Penoles	0.3	13.3	53.9	Martha
China Gold	43.8	108.9	23.6	Kensington
International Commodities	58.0	112.6	36.7	Palmarejo, San Bartolomé, Rochester
Mitsui	65.6	105.1	45.9	Palmarejo, San Bartolomé, Rochester